Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues	$ 5,109	$ 5,044	$ 5,155
Operating expenses
Selling, general and administrative	1,694	1,689	1,762
Depreciation, amortization and accretion	883	844	850
Loss on impairment of goodwill	0	262	0
(Gain) loss on asset disposals, net	9	21	27
(Gain) loss on sale of business and other exit costs, net	0	(1)	(1)
(Gain) loss on license sales and exchanges, net	(18)	(22)	(20)
Total operating expenses	4,904	5,152	5,047
Operating income (loss)	205	(108)	108
Investment and other income (expense)
Equity in earnings of unconsolidated entities	160	137	140
Interest and dividend income	26	15	11
Interest expense	(172)	(170)	(170)
Other, net	2	4	3
Total investment and other income (expense)	16	(14)	(16)
Income (loss) before income taxes	221	(122)	92
Income tax expense (benefit)	46	(279)	40
Net income	175	157	52
Less: Net income attributable to noncontrolling interests, net of tax	40	4	9
Net income attributable to TDS shareholders	135	153	43
TDS Preferred dividend requirement	0	0	0
Net income available to TDS common shareholders	$ 135	$ 153	$ 43
Basic weighted average shares outstanding (in shares)	112	111	110
Basic earnings per share available to TDS common shareholders (in dollars per share)	$ 1.20	$ 1.39	$ 0.39
Diluted weighted average shares outstanding (in shares)	114	112	111
Diluted earnings per share available to TDS common shareholders (in dollars per share)	$ 1.17	$ 1.37	$ 0.39
Service
Operating revenues
Total operating revenues	$ 3,999	$ 3,979	$ 4,050
Operating expenses
Cost of goods and services sold	1,206	1,164	1,189
Equipment and product sales
Operating revenues
Total operating revenues	1,110	1,065	1,105
Operating expenses
Cost of goods and services sold	$ 1,130	$ 1,195	$ 1,240